Reorganization Items (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Reorganization Items [Line Items]
Trustee fees	$ 0	$ 0	$ 968
Professional fees	0	0	2,874
Other	0	0	2,955
Total	$ 0	$ 0	$ 6,797